Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Significant Related Party Transactions

For the years ended December 31, 2021, 2022 and 2023, the significant related party transactions and balances were as follows:

	Year Ended December 31,
	2021	2022	2023
	(in US$ thousands)
Rental fee charged by a related party	$216	$207	$198